UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2015

(Unaudited)

Semi-Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

This report identifies the Fund's investments on December 31, 2015. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolio of Investments (Unaudited)

December 31, 2015

As of December 31, 2015, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax.

The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of December 31, 2015, there were no investments of 10% or greater in any one issuer held by the Fund.

The table below provides the Fund’s investments by credit quality and security type. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Ohio Tax-Free Bond Fund
Credit
Quality*	(% of Investment Securities)
AAA/Aaa	7.1%
AA/Aa	64.4
A/A	26.7
BBB/Baa	1.8
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue Bonds	49.3%
Pre-refunded/Escrowed to Maturity	26.3
General Obligation Bonds	20.2
Variable Rate Demand Notes	4.0
Other Assets/Liabilities (net)	0.2
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

3

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2015 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 49.3%
$500,000	New Albany OH Cmnty Auth Ser C	5.000%	10/01/24	$589,935
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,215,280
375,000	Univ of Akron OH (Ref ) Ser 2014 A	5.000	01/01/28	438,641
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	712,250
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives) Ser B	5.250	05/01/29	1,165,420
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	390,378
1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy)	2.250	08/01/29	1,002,660
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien Ser B 2) Ser 2015	5.000	10/01/29	893,955
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp)	4.750	11/01/29	1,105,660
895,000	Milton Union OH Exempted Village SD (Sch Impt)	4.875	12/01/29	991,123
500,000	Hamilton Co OH Hosp Facs Rev (UC Hlth)	5.000	02/01/30	561,280
1,000,000	Hamilton Co OH Student Rev (Stratford Heights Proj)	5.000	06/01/30	1,099,650
1,000,000	Green OH Cmnty Learning Ctr	4.000	12/01/30	1,080,700
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	562,625
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,114,790
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	840,562
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,092,950
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj)	5.250	06/01/32	1,134,520
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,145,950
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,169,901
500,000	OH St Univ Ser A	4.000	12/01/32	544,510
265,000	OH St Hgr Edl Fac Commis (Xavier Univ Ref C) Ser 2015	5.000	05/01/33	302,018
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban) Ser 2015	5.000	06/01/33	1,152,150
250,000	Warren Co OH Hlth Care Facsr (Ref & Impt Otterbein Homes)	5.000	07/01/33	273,292
2,000,000	Cincinnati OH EDR (U Square The Loop Proj.)	5.000	11/01/33	2,229,000
525,000	OH St Univ Ser A	4.000	12/01/33	567,446
265,000	Cleveland OH Wtr Rev (Ref Ser Y) Ser 2015	4.000	01/01/34	280,603
625,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser S	5.000	05/15/34	717,281
250,000	Warren Co OH Hlth Care Facsr (Ref & Impt Otterbein Homes)	5.000	07/01/34	272,532
500,000	Cuyahoga Co OH Sales Tax Rev Ser 2014	5.000	12/01/34	590,020
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj Se) Ser 2015	5.000	11/01/35	1,245,450
475,000	Cincinnati OH Wtr Sys Rev (Ser A) Ser 2015	5.000	12/01/35	567,540
200,000	Clermont Co OH Port Auth Lea (W Clermont Local Sch Dist Proj) Ser 2015	5.000	12/01/35	229,792
	Total Fixed Rate Revenue Bonds			$28,279,864

	Pre-refunded/Escrowed to Maturity — 26.3%
500,000	Fairborn OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	06/01/16	509,265
1,000,000	Univ of Cincinnati OH Recpts Ser A Pre-refunded @ $100	4.750	06/01/16	1,017,530
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Pre-refunded @ $100	5.125	11/15/16	1,558,800
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/16	1,040,010
1,500,000	OH St Hgr Edl Fac (Univ Dayton) Pre-refunded @ $100	5.000	12/01/16	1,560,015
1,300,000	Cincinnati OH Wtr Sys Rev Ser B Pre-refunded @ $100	5.000	12/01/17	1,400,828
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	893,562
1,000,000	Kings OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,078,550
1,000,000	Lakewood OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,078,550
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser B Pre-refunded @ $100	5.000	04/01/18	1,089,150
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	06/01/18	1,095,720
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.250	06/01/18	1,654,365
1,000,000	OH St Hgr Edl Fac Comm (Xavier Univ) Ser C Pre-refunded @ $100	5.750	11/01/18	1,132,910
	Total Pre-refunded/Escrowed to Maturity			$15,109,255

4

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	General Obligation Bonds — 20.2%
$2,000,000	Canal Winchester OH LSD UTGO	4.750%	12/01/24	$2,108,820
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,230,658
855,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,137,928
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO	4.500	12/01/29	1,095,310
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	342,986
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO	5.000	06/01/31	1,686,030
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO	5.000	12/01/32	1,163,440
300,000	Upper Arlington OH (Ref Various Purpose) LTGO Ser 2015	4.000	12/01/32	329,307
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	288,615
345,000	Bowling Green OH CSD (Ref ) UTGO Ser 2015	5.000	12/01/34	404,244
500,000	Elyria OH CSD (Ref ) UTGO Ser 2015	4.000	12/01/34	526,805
500,000	Three Rivers OH LSD (Ref ) UTGO Ser 2014	5.000	12/01/34	578,455
435,000	Miami Trace OH LSD UTGO Ser 2016	5.000	12/01/35	506,614
200,000	Milford OH Exempt Vlg Sch Dist (Ref ) UTGO Ser 2015	5.000	12/01/35	231,490
	Total General Obligation Bonds			$11,630,702

				Value

	Variable Rate Demand Note(A) — 4.0%
$200,000	OH St Wtr Dev Auth Poll Cont (Ref Firstenergy Generation) (LOC: Bank Of Nova Scotia Tr)	0.010%	10/01/18	$200,000
300,000	OH St Univ Ser 1997	0.010	12/01/27	300,000
600,000	Blue Ash OH EDR (Ursuline Academy Proj) Ser 2011 (LOC: PNC Bank NA)	0.020	06/01/31	600,000
100,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.010	06/01/34	100,000
300,000	Butler Co OH Capital Funding (Ccao Low Cost Cap Sr A) Ser 2005 (LOC: U.S. Bank NA)	0.010	06/01/35	300,000
200,000	Cleveland-Cuyahoga Co OH Por (Carnegie/89Th Garage Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.010	01/01/37	200,000
200,000	Cleveland-Cuyahoga Co OH Por (Spc Bldgs 1&3 Llc) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.010	01/01/37	200,000
200,000	OH St Hgr Edl Fac Comm (Hosp Cleveland Clinic Hlth Sys) Ser 2013 (LOC: Bank of NY Mellon Trust)	0.010	01/01/39	200,000
175,000	OH St Hgr Edl Fac Commis (Variable Hosp Cleveland Clinic) Ser 2013 (LOC: U.S. Bank NA)	0.010	01/01/39	175,000
	Total Variable Rate Demand Notes			$2,275,000

	Total Investment Securities —99.8%
	(Cost $53,563,660)			$57,294,821

	Other Assets in Excess of Liabilities — 0.2%			104,895

	Net Assets — 100.0%			$57,399,716

(A) Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through thedemandfeature.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at December 31, 2015.

5

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,294,821	$—	$57,294,821

See accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

December 31, 2015 (Unaudited)

Touchstone
Ohio
Tax-Free
Bond Fund
Assets
Investments, at cost	$53,563,660
Investments, at market value	57,294,821
Cash	122,893
Interest receivable	370,377
Receivable for capital shares sold	262,158
Prepaid expenses	7,177
Total Assets	58,057,426

Liabilities
Dividends payable	44,801
Payable for capital shares redeemed	43,946
Payable for investments purchased	505,418
Payable to Investment Advisor	23,841
Payable to other affiliates	9,806
Payable to Trustees	7,255
Payable for professional services	9,688
Payable to Transfer Agent	8,673
Other accrued expenses and liabilities	4,282
Total Liabilities	657,710

Net Assets	$57,399,716

Net assets consist of:
Paid-in capital	$53,689,494
Distribution in excess of net investment income	(20,905)
Accumulated net realized losses on investments	(34)
Net unrealized appreciation on investments	3,731,161
Net Assets	$57,399,716

Pricing of Class A Shares
Net assets applicable to Class A shares	$49,984,374
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,239,039
Net asset value price per share*	$11.79
Maximum sales charge - Class A shares	4.75%
Maximum offering price per share
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares)	$12.38

Pricing of Class C Shares
Net assets applicable to Class C shares	$7,415,342
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	628,004
Net asset value, offering price per share**	$11.81

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscriptions may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

7

Statement of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

Touchstone
Ohio
Tax-Free
Bond
Fund
Investment Income
Interest	$1,102,302

Expenses
Investment advisory fees	138,464
Administration fees	40,154
Compliance fees and expenses	1,350
Custody fees	1,585
Professional fees	11,292
Transfer Agent fees, Class A	11,672
Transfer Agent fees, Class C	1,781
Registration fees, Class A	3,849
Registration fees, Class C	2,723
Reports to Shareholders, Class A	4,507
Reports to Shareholders, Class C	3,960
Distribution expenses, Class A	60,107
Distribution and shareholder servicing expenses, Class C	36,500
Trustee fees	7,197
Other expenses	11,464
Total Expenses	336,605
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(73,840)
Net Expenses	262,765

Net Investment Income	839,537

Realized and Unrealized Gains on Investments
Net realized gains on investments	81,316
Net change in unrealized appreciation (depreciation) on investments	426,238
Net Realized and Unrealized Gains on Investments	507,554
Change in Net Assets Resulting from Operations	$1,347,091

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

8

Statements of Changes in Net Assets

	Touchstone
	Ohio Tax-Free Bond Fund
	For the
	Six Months
	Ended	For the
	December 31,	Year
	2015	Ended
	(Unaudited)	June 30, 2015
From Operations
Net investment income	$839,537	$1,678,481
Net realized gains on investments	81,316	44,137
Net change in unrealized appreciation (depreciation) on investments	426,238	(357,028)
Change in Net Assets from Operations	1,347,091	1,365,590

Distributions to Shareholders from:
Net investment income, Class A	(751,590)	(1,498,856)
Net investment income, Class C	(86,851)	(177,523)
Net realized gains, Class A	(74,693)	—
Net realized gains, Class C	(11,149)	—
Total Distributions	(924,283)	(1,676,379)

Share Transactions
Class A
Proceeds from shares sold	3,836,183	5,779,012
Reinvestment of distributions	560,165	1,016,490
Cost of shares redeemed	(1,932,737)	(4,312,740)
Change from Class A Share Transactions	2,463,611	2,482,762
Class C
Proceeds from shares sold	235,945	970,443
Reinvestment of distributions	71,041	127,310
Cost of shares redeemed	(213,109)	(1,121,988)
Change from Class C Share Transactions	93,877	(24,235)
Net Increase from Share Transactions	2,557,488	2,458,527

Total Increase in Net Assets	2,980,296	2,147,738

Net Assets
Beginning of period	54,419,420	52,271,682
End of period	$57,399,716	$54,419,420
Distribution in Excess of Net Investment Income	$(20,905)	$(22,001)

Share Transactions
Class A
Shares issued	326,694	488,642
Shares reinvested	47,622	85,918
Shares redeemed	(164,740)	(364,958)
Change in Class A Shares Outstanding	209,576	209,602
Class C
Shares issued	20,036	81,624
Shares reinvested	6,031	10,747
Shares redeemed	(18,145)	(94,763)
Change in Class C Shares Outstanding	7,922	(2,392)
Change in Shares Outstanding	217,498	207,210

See accompanying Notes to Financial Statements.

9

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2015		Year Ended June 30,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$11.70		$11.76	$11.47	$11.90	$11.36	$11.55
Income (loss) from investment operations:
Net investment income	0.18		0.38	0.39	0.39	0.41	0.42
Net realized and unrealized gains (losses) on investments	0.11		(0.06)	0.33	(0.36)	0.55	(0.10)
Total from investment operations	0.29		0.32	0.72	0.03	0.96	0.32
Distributions from:
Net investment income	(0.18)		(0.38)	(0.39)	(0.39)	(0.41)	(0.42)
Realized capital gains	(0.02)		—	(0.04)	(0.07)	(0.01)	(0.09)
Total distributions	(0.20)		(0.38)	(0.43)	(0.46)	(0.42)	(0.51)
Net asset value at end of period	$11.79		$11.70	$11.76	$11.47	$11.90	$11.36
Total return(A)	2.52	%(B)	2.72%	6.41%	0.13%	8.60%	2.85%
Ratios and supplemental data:
Net assets at end of period (000's)	$49,984		$47,153	$44,939	$46,803	$50,946	$47,991
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.10	%(C)	1.09%	1.10%	1.09%	1.12%	1.15%
Net investment income	3.13	%(C)	3.20%	3.42%	3.25%	3.51%	3.67%
Portfolio turnover rate	12	%(B)	23%	25%	24%	33%	26%

Touchstone Ohio Tax-Free Bond Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2015		Year Ended June 30,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$11.72		$11.78	$11.48	$11.92	$11.37	$11.57
Income (loss) from investment operations:
Net investment income	0.14		0.29	0.31	0.30	0.32	0.34
Net realized and unrealized gains (losses) on investments	0.11		(0.06)	0.34	(0.37)	0.56	(0.11)
Total from investment operations	0.25		0.23	0.65	(0.07)	0.88	0.23
Distributions from:
Net investment income	(0.14)		(0.29)	(0.31)	(0.30)	(0.32)	(0.34)
Realized capital gains	(0.02)		—	(0.04)	(0.07)	(0.01)	(0.09)
Total distributions	(0.16)		(0.29)	(0.35)	(0.37)	(0.33)	(0.43)
Net asset value at end of period	$11.81		$11.72	$11.78	$11.48	$11.92	$11.37
Total return(A)	2.13	%(B)	1.96%	5.70%	(0.70%)	7.87%	1.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,415		$7,266	$7,333	$6,978	$6,797	$6,169
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.00	%(C)	1.93%	2.01%	1.99%	2.07%	2.06%
Net investment income	2.38	%(C)	2.45%	2.67%	2.50%	2.76%	2.92%
Portfolio turnover rate	12	%(B)	23%	25%	24%	33%	26%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

10

Notes to Financial Statements

December 31, 2015 (Unaudited)

1. Organization

The Touchstone Tax-Free Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 13, 1981. The Trust consists of one fund, the Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund” or the “Fund”). The Fund is an open-end, non-diversified, management investment company.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund is registered to offer Class A shares and Class C shares. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund. The Fund’s prospectus provides a description of the Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value.The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2015, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation. The Fund did not hold any Level 3 categorized securities during the six months ended December 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Debt securities held by the Fund are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread,

11

Notes to Financial Statements (Unaudited) (Continued)

yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt seecurities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorozed in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s net asset value (“NAV”) calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

When-issued or delayed delivery transactions— The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation— The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Fund. The maximum offering price per share of Class C shares of the Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Fund is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase for the Fund. Additionally, purchases of Class C shares of the Fund are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

12

Notes to Financial Statements (Unaudited) (Continued)

Investment income— Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders— The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations— Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to the Fund are allocated proportionally among the Trust and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2015:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$9,260,640
Proceeds from sales and maturities	$6,437,603

For the six months ended December 31, 2015, there were no purchases or proceeds from sales and maturities of U.S. Government securities by the Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Fund, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive

13

Notes to Financial Statements (Unaudited) (Continued)

compensation from the Fund. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Fund for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Fund accrued Trustee-related expenses of $7,197 for the six months ended December 31, 2015.

Management & Expense Limitation Agreements

The Advisor provides general investment supervisory services for the Fund, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of the Fund as shown in the table below.

0.50% on the first $100 million

0.45% on the next $100 million

0.40% on the next $100 million

0.375% on such assets in excess of $300 million

The Advisor has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Fund, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Fund, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business; and amounts, if any, payable persuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. The maximum annual operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Fund:

	Class A	Class C
Ohio Tax-Free Bond Fund	0.85%	1.60%

These expense limitations will remain in effect for the Fund through at least October 29, 2016.

During the six months ended December 31, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees, of the Fund as follows:

Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Ohio Tax-Free Bond Fund	$—	$—	$73,840	$73,840

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

14

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,	June 30,
Fund	2016	2017	2018	2019	Total
Ohio Tax-Free Bond Fund	$—	$1,535	$—	$—	$1,535

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2015.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of the Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from the Fund. In addition, the Fund pays BNY Mellon out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Fund may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the

15

Notes to Financial Statements (Unaudited) (Continued)

Fund are limited to the actual expenses incurred. Under the Class A plan, the Fund’s Class A shares pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Fund’s Class C shares pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Fund’s principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $581 from underwriting and broker commissions on the sale of Class A shares of the Fund during the six months ended December 31, 2015. The Underwriter collected CDSC on the redemption of Class C shares of the Fund of $50 during the six months ended December 31, 2015.

5. Federal Tax Information

Federal income tax— It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2015 and June 30, 2014 is as follows:

	Ohio Tax-Free
	Bond Fund
	2015	2014
From tax exempt income	$1,672,689	$1,692,638
From ordinary income	1,656	1,566
From long-term capital gains	—	152,138
Total distributions	$1,674,345	$1,846,342

The following information is computed on a tax basis for each item as of June 30, 2015:

Ohio Tax-Free
Bond Fund
Tax cost of portfolio investments	$50,761,183
Gross unrealized appreciation	$3,406,640
Gross unrealized depreciation	(101,717)
Net unrealized appreciation	3,304,923
Undistributed tax exempt income	22,105
Undistributed capital gains	4,492
Other temporary differences	(44,106)
Accumulated earnings (deficit)	$3,287,414

As of June 30, 2015, the Fund did not have any capital loss carryforwards for federal income tax purposes.

16

Notes to Financial Statements (Unaudited) (Continued)

The Fund has analyzed its tax provisions taken on federal income tax returns for all open tax years (tax years ended June 30, 2012 through June 30, 2015) and has concluded that no provision for income tax is required in its financial statements.

As of December 31, 2015, the Trust had the following federal tax cost resulting in net appreciation(depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Ohio Tax-Free Bond Fund	$53,563,660	$3,744,021	$(12,860)	$3,731,161

6. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

7. Principal Risks

Risks Associated with Concentration — The Fund may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’s NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Fund’s prospectus for a complete discussion of these and other risks.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

17

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Record

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of the Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2015	2015	2015	2015*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,025.20	$4.33
Class A	Hypothetical	0.85%	$1,000.00	$1,020.86	$4.32

Class C	Actual	1.60%	$1,000.00	$1,021.30	$8.13
Class C	Hypothetical	1.60%	$1,000.00	$1,017.09	$8.11

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2015, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Tax-Free Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to the Fund, and the continuance of the Sub-Advisory Agreement between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreement with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Fund’s Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

19

Other Items (Unaudited) (Continued)

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor receives from the Fund. The Board reviewed the profitability of the Advisor’s relationship with the Fund both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Fund’s distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Fund’s peer group. The Board also considered, among other data, the Fund’s performance results during the six-month, twelve-month, and thirty-six month periods ended June 30, 2015 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Fund’s performance.

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the fees and/or reimbursed expenses of the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Advisor out of the advisory fee it receives from the Fund and considered the impact of such sub-advisory fee on the profitability of the Advisor. In reviewing the expense ratio and performance of the Fund, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

20

Other Items (Unaudited) (Continued)

The Board considered, among other data, the specific factors and related conclusions set forth below:

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance for the six-month period ended June 30, 2015 was in the 2nd quintile for its peer group. The Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended June 30, 2015, and in the 1st quintile of its peer group for the thirty-six-month period ended June 30, 2015. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor.

Economies of Scale. The Board considered the effect of the Fund’s current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increase. The Board noted that the advisory fee schedule for the Fund contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increase. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Fund’s Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Fund’s Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Fund’s Sub-Advisory Agreement, the Board considered various factors with respect to the Fund and its Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities for the Fund.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates

21

Other Items (Unaudited) (Continued)

from the Sub-Advisor’s relationship with the Fund. In considering the profitability to the Sub-Advisor of its relationship with the Fund, the Board noted the undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Advisor out of the advisory fee that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for the Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund’s assets increased.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the Fund. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor.

Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered the Fund’s performance during the six-month, twelve-month, and thirty-six month periods ended June 30, 2015 as compared to the Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of the Sub-Advisor’s performance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; (d) the Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

22

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

23

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-SAR-1512

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/26/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/26/16

* Print the name and title of each signing officer under his or her signature.